9. Commitments and Contingencies: Contractual Obligation, Fiscal Year Maturity Schedule (Details)	Dec. 31, 2015 USD ($)
Details
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 5,690,228
Operating Leases, Future Minimum Payments, Due in Two Years	4,551,312
Operating Leases, Future Minimum Payments, Due in Three Years	3,135,950
Operating Leases, Future Minimum Payments, Due in Four Years	1,667,435
Operating Leases, Future Minimum Payments, Due in Five Years	796,547
Operating Leases, Future Minimum Payments, Due Thereafter	39,534
Operating Leases, Future Minimum Payments Due	$ 15,881,006